Long-term debt (Details) - EUR (€) € in Thousands	May 29, 2020	Jun. 30, 2020	Dec. 31, 2019
Long-term debt
Long-term debt		€ 7,786,653	€ 7,905,557
Less current portion		(1,512,658)	(1,447,239)
Long-term debt, less current portion		6,273,995	6,458,318
Amended 2012 Credit Agreement
Long-term debt
Long-term debt		1,315,192	1,901,372
Bonds
Long-term debt
Long-term debt		6,219,222	4,966,619
European Medium-Term Notes Program bonds
Long-term debt
Principal amount of bonds issued	€ 1,250,000
6-year bonds
Long-term debt
Principal amount of bonds issued	€ 500,000
Term (in years)	6 years
Interest rate (as a percent)	1.00%
Bonds issue price (as a percent)	99.405%
10-year bonds
Long-term debt
Principal amount of bonds issued	€ 750,000
Term (in years)	10 years
Interest rate (as a percent)	1.50%
Bonds issue price (as a percent)	99.742%
Convertible Bonds
Long-term debt
Long-term debt			399,939
Accounts Receivable Facility
Long-term debt
Long-term debt			379,570
Other long-term debt
Long-term debt
Long-term debt		€ 252,239	€ 258,057